As filed with the Securities and Exchange Commission on October 13, 2011

Securities Act File No. 333-139872

Investment Company File No. 811-22001

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 7	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 9	☒

(Check appropriate box or boxes.)

db-X Exchange-Traded Funds Inc.

(Exact Name of Registrant as Specified in Charter)

60 Wall Street

New York, NY 10005

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, including Area Code): (212) 250-2077

Copy to:

Alex Depetris	Stuart Strauss, Esq.
db-X Exchange-Traded Funds Inc.	Dechert LLP
60 Wall Street	1095 Avenue of the Americas
New York, New York 10005	New York, New York 10036
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	On (date) pursuant to paragraph (b)(1)(iii) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectus that was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 6 to the Registrant’s registration statement on September 28, 2011.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 7 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, on the 13th day of October, 2011.

db-X Exchange-Traded Funds Inc.
By:	/s/ Alex Depetris

Alex Depetris
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities stated and on the dates indicated.

SIGNATURE	CAPACITY	DATE

/s/ Alex Depetris Alex Depetris	Director and Chairman, President and Chief Executive Officer	October 13, 2011

/s/ Michael Gilligan Michael Gilligan	Treasurer, Chief Financial Officer and Controller	October 13, 2011

/s/ Ernest J. Scalberg* Ernest J. Scalberg	Director	October 13, 2011

/s/ Michael G. Smith* Michael G. Smith	Director	October 13, 2011

/s/ R. Charles Tschampion* R. Charles Tschampion	Director	October 13, 2011

*By:	/s/ Alex Depetris
Alex Depetris (attorney-in-fact)

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase